Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 17
Prospectus Date	rr_ProspectusDate	Dec. 23, 2013
Supplement [Text Block]	ptrbfi_SupplementTextBlock

Prudential Investment Portfolios 17

Prudential Short Duration Multi-Sector Bond Fund

Supplement dated November 3, 2014 to the Currently Effective Prospectus

Effective as of November 1, 2014, the Fund will implement a new expense limitation. To reflect this change, the Fund's Prospectus is hereby changed as follows, effective as of November 1, 2014:

1.	In the Prospectus and Summary Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Annual Fund Operating Expenses are deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class Z
Management fees	.50%	.50%	.50%	.50%
+ Distribution and service (12b-1) fees	.30	1.00	None	None
+ Other expenses*	.98	.98	.97	.98
= Total annual Fund operating expenses	1.78	2.48	1.47	1.48
– Fee waiver or expense reimbursement**	(.93)	(.88)	(.87)	(.88)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	.85	1.60	.60	.60

*Other Expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, fees paid to Independent Directors, and certain other miscellaneous items) are estimate for the Fund's first fiscal year of operations.

**The manager has contractually agreed through February 29, 2016 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to 0.60% of the Fund's average daily net assets. Separately, the distributor has contractually agreed through February 29, 2016 to limit the Fund's Class A distribution and service (12b-1) fees to 0.25% of the Fund's Class A average daily net assets.  These waivers may not be terminated prior to February 29, 2016 without the prior approval of the Fund's Board of Directors.

2.	In the Prospectus and Summary Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Example is deleted and replaced with the following new table:

	If Shares Are Redeemed		If Shares Are Not Redeemed
Share Class	1 Year	3 Years	1 Year	3 Years
Class A	$409	$779	$409	$779
Class C	$263	$689	$163	$689
Class Q	$61	$379	$61	$379
Class Z	$61	$381	$61	$381

Prudential Short Duration Multi-Sector Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ptrbfi_SupplementTextBlock

Prudential Investment Portfolios 17

Prudential Short Duration Multi-Sector Bond Fund

Supplement dated November 3, 2014 to the Currently Effective Prospectus

Effective as of November 1, 2014, the Fund will implement a new expense limitation. To reflect this change, the Fund's Prospectus is hereby changed as follows, effective as of November 1, 2014:

1.	In the Prospectus and Summary Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Annual Fund Operating Expenses are deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class Z
Management fees	.50%	.50%	.50%	.50%
+ Distribution and service (12b-1) fees	.30	1.00	None	None
+ Other expenses*	.98	.98	.97	.98
= Total annual Fund operating expenses	1.78	2.48	1.47	1.48
– Fee waiver or expense reimbursement**	(.93)	(.88)	(.87)	(.88)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	.85	1.60	.60	.60

*Other Expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, fees paid to Independent Directors, and certain other miscellaneous items) are estimate for the Fund's first fiscal year of operations.

**The manager has contractually agreed through February 29, 2016 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to 0.60% of the Fund's average daily net assets. Separately, the distributor has contractually agreed through February 29, 2016 to limit the Fund's Class A distribution and service (12b-1) fees to 0.25% of the Fund's Class A average daily net assets.  These waivers may not be terminated prior to February 29, 2016 without the prior approval of the Fund's Board of Directors.

2.	In the Prospectus and Summary Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Example is deleted and replaced with the following new table:

	If Shares Are Redeemed		If Shares Are Not Redeemed
Share Class	1 Year	3 Years	1 Year	3 Years
Class A	$409	$779	$409	$779
Class C	$263	$689	$163	$689
Class Q	$61	$379	$61	$379
Class Z	$61	$381	$61	$381

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, fees paid to Independent Directors, and certain other miscellaneous items) are estimate for the Fund’s first fiscal year of operations.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Prudential Short Duration Multi-Sector Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.98%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.78%
– Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)	[2]
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	$ 409
3 Years	rr_ExpenseExampleYear03	779
1 Year	rr_ExpenseExampleNoRedemptionYear01	409
3 Years	rr_ExpenseExampleNoRedemptionYear03	779
Prudential Short Duration Multi-Sector Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.98%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.48%
– Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[2]
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.60%
1 Year	rr_ExpenseExampleYear01	263
3 Years	rr_ExpenseExampleYear03	689
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	689
Prudential Short Duration Multi-Sector Bond Fund | Class Q
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.97%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.47%
– Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[2]
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	379
1 Year	rr_ExpenseExampleNoRedemptionYear01	61
3 Years	rr_ExpenseExampleNoRedemptionYear03	379
Prudential Short Duration Multi-Sector Bond Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.98%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.48%
– Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[2]
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	381
1 Year	rr_ExpenseExampleNoRedemptionYear01	61
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 381

[1]	Other Expenses (which include expenses for accounting and valuation services, custodian fees, audit and legal fees, transfer agency fees, fees paid to Independent Directors, and certain other miscellaneous items) are estimate for the Fund's first fiscal year of operations.
[2]	The manager has contractually agreed through February 29, 2016 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to 0.60% of the Fund's average daily net assets. Separately, the distributor has contractually agreed through February 29, 2016 to limit the Fund's Class A distribution and service (12b-1) fees to 0.25% of the Fund's Class A average daily net assets. These waivers may not be terminated prior to February 29, 2016 without the prior approval of the Fund's Board of Directors.